Share-Based Compensation (Changyou 2014 Share Incentive Plan, Share Option Activity, Narrative) (Details) - Changyou 2014 Share Incentive Plan [Member]		1 Months Ended	12 Months Ended
	Feb. 16, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2015 USD ($) Years shares	Dec. 31, 2014 USD ($)	Jun. 01, 2015 $ / shares shares
Class A restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units converted to options	2,400,000
Exercise price | $ / shares	$ 0.01
incremental value of the modification | $	$ 0
Class A restricted share units [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units granted		2,416,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Share options vested			450,000
Share options that were vested and remained exercisable			450,000
Weighted average remaining contractual life | Years			8.84
Aggregate intrinsic value | $			$ 5,600,000
Share-based compensation expense | $			15,200,000	$ 2,600,000
Fair value of share options, vested | $			$ 4,700,000	$ 0
Class A ordinary shares [Member] | Stock Options [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares					1,998,000
Exercise price of option | $ / shares					$ 0.01